GOODWILL AND INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL ATTRIBUTABLE TO EACH BUSINESS COMBINATION

The following is a summary of goodwill attributable to each business combination:

	September 30,	December 31
	2024	2023
Bailey	$3,158,123	$3,158,123
Stateside	2,104,056	2,104,056
Sundry	3,711,322	3,711,322
	$8,973,501	$8,973,501

The Company recorded goodwill from each of its business combinations. The following is a summary of goodwill by entity for the years ended December 31, 2023 and 2022:

	December 31,
	2023	2022
Bailey	$3,158,123	$3,158,123
Stateside	2,104,056	2,104,056
Sundry	3,711,322	3,711,322
	$8,973,501	$8,973,501

SCHEDULE OF INFORMATION RELATING TO THE COMPANY’S IDENTIFIABLE INTANGIBLE ASSETS

The following table summarizes information relating to the Company’s identifiable intangible assets as of September 30, 2024:

	Gross	Accumulated	Carrying
	Amount	Amortization	Value
Amortized:
Customer relationships	$8,634,560	$(6,551,861)	$2,082,699
	$8,634,560	$(6,551,861)	$2,082,699

Indefinite-lived:
Brand name	5,241,880	—	5,241,880
	$13,876,440	$(6,551,861)	$7,324,579

The following table summarizes information relating to the Company’s identifiable intangible assets as of December 31, 2023 and 2022:

December 31, 2023	Gross Amount	Accumulated Amortization	Carrying Value
Amortized:
Customer relationships	$8,634,560	$(4,494,223)	$4,140,337
	$8,634,560	$(4,494,223)	$4,140,337

Indefinite-lived:
Brand name	5,841,880	—	5,841,880
	$14,476,440	$(4,494,223)	$9,982,217

December 31, 2022	Gross Amount	Accumulated Amortization	Carrying Value
Amortized:
Customer relationships	$9,734,560	(2,670,202)	$7,064,358
	9,734,560	(2,670,202)	7,064,358

Indefinite-lived:
Brand name	5,841,880	—	5,841,880
	$15,576,440	$(2,670,202)	$12,906,238

SCHEDULE OF FUTURE AMORTIZATION EXPENSE	Future amortization expense at December 31, 2023 is as follows:
Year Ending December 31,
2024	2,474,177
2025	1,666,160
$4,140,337